Settlement Assets and Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Settlement Assets and Obligations
Schedule of Principal Components of Settlement Assets and Obligations
The principal components of the Company’s settlement assets and obligations are as follows:

	As of December 31,
(in millions)	2014	2013
Settlement assets:
Current settlement assets:
Cash and cash equivalents	$1,419	$1,577
Investment securities	17	71
Due from card associations and bank partners	5,220	5,103
Due from merchants	899	791
	7,555	7,542
Long-term settlement assets:
Investment securities	3	15
	$7,558	$7,557
Settlement obligations:
Current settlement obligations:
Payment instruments outstanding	$82	$164
Card settlements due to merchants	7,475	7,389
	$7,557	$7,553